Going Concern	3 Months Ended
Mar. 31, 2016
Notes
Going Concern

NOTE 3 – GOING CONCERN

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern.  As shown in the accompanying condensed consolidated financial statements, the Company incurred a net loss of $527,728 for the three months ended March 31, 2016 and has an accumulated deficit of $900,124 as of March 31, 2016.  The Company also used cash in operating activities of $488,445 during the three months ended March 31, 2016.   These factors raise substantial doubt about the Company's ability to continue as a going concern.

In order for the Company to continue as a going concern, the Company expects to obtain additional debt and/or equity financing.  The Company is regularly and continually seeking additional funding from investors and from time to time is in various stages of negotiations.  Nonetheless, to date the Company has not accomplished a financing of the size needed to put the Company on a stable operating basis. There can be no assurance that the Company will be able to secure additional debt or equity financing, that it will be able to attain positive cash flow operations, or that, if it is successful in any of those actions, those actions will produce adequate cash flow to enable it to meet our future obligations. All of our existing financing arrangements are short-term. If the Company is unable to obtain additional debt and/or equity financing, it may be required to significantly reduce or cease operations.